SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of restricted cash and cash equivalents
	June 30, 2018	June 30, 2017
Cash	$692,837	$373,190
Restricted Cash	246,328	230,470
Total cash and restricted cash presented in the consolidated statement of cash flows	$939,165	$603,660

Schedule of Asset Retirement Obligations

Balance at December 31, 2017	$19,885,057
Accretion – six months June 30, 2018	895,524
Reclamation work – six months June 30, 2018	(0)
Point Rock Acquisition	2,098,052
Wayland Acquisition	66,129
Balance at June 30, 2018	$22,944,762

	2017	2016
Beginning Balance	$18,126,873	$8,586,464
Accretion	1,791,051	1,664,774
Reclamation work	(32,867)	(185,647)
McCoy Acquisition	-	3,561,848
KCC Acquisition	-	4,499,434
Ending balance	$19,885,057	$18,126,873
Current portion of reclamation liability	$2,033,862	$519,489
Long-term portion of reclamation liability	$17,851,195	$17,607,384

Point Rock [Member]
Schedule of assets acquired and liabilities assumed
Assets
Mining Rights	$2,151,823

Liabilities
Vendor Payables	$53,771
Asset Retirement Obligation	$2,098,052

Wayland [Member]
Schedule of assets acquired and liabilities assumed
Assets
Mining Rights	$66,129

Liabilities

Asset Retirement Obligation	$66,129

ICG Knott County [Member]
Schedule of assets acquired and liabilities assumed
Assets
Cash	$2,380,000
Underground Mining Equipment	1,533,937
Surface Mining Equipment	206,578
Land	178,683
Coal Preparation and Loading Facilities	200,236
Liabilities
Asset Retirement Obligation	$4,499,434

McCoy [Member]
Schedule of assets acquired and liabilities assumed
Assets
Cash	$2,935,800
Underground Mining Equipment	531,249
Surface Mining Equipment	36,218
Coal Preparation and Loading Facilities	58,681
Liabilities
Asset Retirement Obligation	$3,561,848